INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 11,855	$ 4,735	$ 983
Intangible assets, net	33,890	18,533	13,213
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years 7 months 28 days
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Intangible assets, net	1,659	1,913
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Intangible assets, net	$ 1,007	$ 1,162